Acquisitions - Additional Information (Details) - USD ($)				6 Months Ended	12 Months Ended
	Nov. 22, 2021	Sep. 30, 2021	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 26, 2021	Oct. 01, 2021	Jun. 10, 2021	May 20, 2021	Jan. 01, 2020
Business Combination Segment Allocation [Line Items]
Contingent consideration liability upon acquisition					$ 18,400,000
Common stock, shares issued								3,775,709
Decrease in fair value of contingent consideration liability					4,700,000	$ 0	$ 0
General and administrative expenses					74,752,000	45,950,000	12,518,000
Maturity of Principal Amount									$ 45,000,000	$ 14,835,000
Principal amount term fee					1,169,000	5,659,000	$ 870,000
Outstanding principal				$ 4,600,000
Outstanding interest				4,600,000
Transaction cost				$ 25,200,000								$ 4,000,000.0
Additional paid in capital					1,844,875,000	50,282,000
Private Placement Warrants [Member]
Business Combination Segment Allocation [Line Items]
Redeemed price per share				$ 10.00
Pendrell | Bridge Loan
Business Combination Segment Allocation [Line Items]
Bridge loan				$ 10,400,000							$ 10,400,000
Maturity of Principal Amount				10,000,000.0							$ 10,000,000.0
Principal amount term fee				$ 400,000
Holicity S Trust | Executive Officer | Common Stock [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued in exchange of number of share				73,699,647
Holicity S Trust | Founder | Preferred Stock
Business Combination Segment Allocation [Line Items]
Business combination share issued in exchange of number of share				10,870,562
Astra Space, Inc.
Business Combination Segment Allocation [Line Items]
Amortization expenses					$ 3,100,000	3,300,000
Transaction cost												4,400,000
PSUs [Member]
Business Combination Segment Allocation [Line Items]
Number of shares issued to employees	1,047,115
Holicity Inc
Business Combination Segment Allocation [Line Items]
Common stock, par value				$ 0.0001
Business Combination Share Exchange Ratio					approximately one pre-combination Astra share to 0.665 of the Company’s shares
Cash and Cash Equivalents, Period Increase (Decrease)				$ 463,600,000
Proceeds from Issuance of Private Placement				200,000,000.0
General and administrative expenses				2,200,000
Transaction cost				25,500,000
Additional paid in capital				$ 23,300,000
Business combination share issued				29,989,019
Business combination share redeemed				10,981
Redeemed price per share				$ 10.00
Holicity Inc | Private Placement Warrants [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued				20,000,000
Holicity Inc | Founder
Business Combination Segment Allocation [Line Items]
Business combination share issued				7,500,000
Holicity Inc | Public and Private Warrants [Member]
Business Combination Segment Allocation [Line Items]
Additional paid in capital				$ 56,800,000
Apollo Fusion Inc [Member]
Business Combination Segment Allocation [Line Items]
Total purchase consideration, net of cash acquired		$ 75,368,000	$ 70,768,000
Maximum contingent consideration			$ 75,000,000.0
Business Combination Contingent Consideration Arrangements Revenue Under Contract Percentage			25.00%
Contingent consideration liability upon acquisition					$ 13,700,000
Amortization expenses					200,000	$ 100,000
Fair value of contingent consideration		$ 75,934,000	$ 71,334,000
Revenues Recorded					0
Decrease in goodwill					3,000,000.0
Decrease in fair value of contingent consideration liability					4,600,000
Decrease in fair value of contingent consideration assets					1,700,000
Acquisition in cash					10,000,000.0
Transaction cost					4,000,000.0							$ 400,000
Accrued expenses and other current liabilities					3,900,000
Compensation Cost					$ 5,800,000
Apollo Fusion Inc [Member] | Fair Value, Inputs, Level 3 [Member]
Business Combination Segment Allocation [Line Items]
Fair value of contingent consideration			$ 18,400,000
Common Class A [Member]
Business Combination Segment Allocation [Line Items]
Common stock, shares issued					207,451,107	15,679,758
Common stock, shares outstanding					207,451,107	15,679,758
Common stock, par value					$ 0.0001	$ 0.0001
Common Class A [Member] | Holicity Inc
Business Combination Segment Allocation [Line Items]
Common stock, shares issued				198,090,903
Common stock, shares outstanding				198,090,903
Aggregate stock option to purchase				5,993,412
Warrants to purchase common stock				15,813,829
Business combination share issued				198,090,903
Common Class A [Member] | Holicity Inc | Founder
Business Combination Segment Allocation [Line Items]
Business combination share issued				37,489,019
Common Class A [Member] | Apollo Fusion Inc [Member] | Common Stock [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued					2,558,744
Common Class B [Member]
Business Combination Segment Allocation [Line Items]
Common stock, shares issued					55,539,189	47,281,500
Common stock, shares outstanding					55,539,189	47,281,500
Common stock, par value					$ 0.0001	$ 0.0001
Common Class B [Member] | Holicity Inc
Business Combination Segment Allocation [Line Items]
Common stock, shares issued				56,239,189
Common stock, shares outstanding				56,239,189
Business combination share issued				56,239,189